Summary of share capital (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Balance	$ 13,161	$ 21,035
Balance	$ 5,080	$ 20,014
Issued capital [member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares	3,140,621	1,847,593
Balance	$ 22,486	$ 13,517
Granted, shares	41,588	60,167
Granted, amount	$ 136	$ 386
Ending balance, shares	3,182,209	3,121,727
Balance	$ 22,622	$ 22,388
Deemed issuance of shares to Aeterna shareholders, shares		1,213,967
Deemed issuance of shares to Aeterna shareholders, amount		$ 8,485